Pension and other post-employment benefits - Summary of changes in the net defined benefit assets/liability remeasurement reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Opening balance as at 1 January	€ (333)	€ (317)
Remeasurement of plan assets	(37)	(118)
Actuarial gains and losses arising from changes in demographic assumptions	(6)	3
Actuarial gains and losses arising from changes in financial assumptions	32	94
Taxation and Exchange rate differences	0	5
Total Other comprehensive income movement for the year	(12)	(16)
Closing balance	€ (345)	€ (333)